Note 18 - Fair Value Disclosure Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		December 31, 2017

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$8,719	$-	$8,719
Obligations of states and political subdivisions	-	67,429	-	67,429
Mortgage-backed securities in government- sponsored entities	-	18,510	-	18,510
Total debt securities	-	94,658	-	94,658
Equity securities in financial institutions	-	625	-	625
Total	$-	$95,283	$-	$95,283

		December 31, 2016

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$10,236	$-	$10,236
Obligations of states and political subdivisions	-	81,223	-	81,223
Mortgage-backed securities in government- sponsored entities	-	20,069	-	20,069
Private-label mortgage-backed securities	-	1,709	-	1,709
Total debt securities	-	113,237	-	113,237
Equity securities in financial institutions	-	1,139	-	1,139
Total	$-	$114,376	$-	$114,376

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
		December 31, 2017

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$3,072	$3,072
Other real estate owned	-	-	32	32
		December 31, 2016

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$6,498	$6,498
Other real estate owned	-	-	511	511

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2017
Impaired loans	$3,072	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	to	86.1%	(13.8%)

Other real estate owned	$32	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	to	10.0%

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2016
Impaired loans	$4,928	Discounted cash flow	Discount rate	3.1%	to	7.0%	(5.1%)
	$1,570	Appraisal of collateral (1)	Appraisal adjustment (2)	0.0%	to	59.7%	(28.2%)

Other real estate owned	$511	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	to	10.0%

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2017
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$39,886	$39,886	$-	$-	$39,886
Investment securities available for sale	95,283	-	95,283	-	95,283
Loans held for sale	463	-	463	-	463
Net loans	916,023	-	-	913,323	913,323
Bank-owned life insurance	15,652	15,652	-	-	15,652
Federal Home Loan Bank stock	3,589	3,589	-	-	3,589
Accrued interest receivable	3,288	3,288	-	-	3,288

Financial liabilities:
Deposits	$878,194	$635,207	$-	$242,020	$877,227
Short-term borrowings	74,707	74,707	-	-	74,707
Other borrowings	29,065	-	-	29,069	29,069
Accrued interest payable	578	578	-	-	578

	December 31, 2016
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$32,495	$32,495	$-	$-	$32,495
Investment securities available for sale	114,376	-	114,376	-	114,376
Loans held for sale	634	-	634	-	634
Net loans	602,542	-	-	604,447	604,447
Bank-owned life insurance	13,540	13,540	-	-	13,540
Restricted stock	2,204	2,204	-	-	2,204
Accrued interest receivable	2,426	2,426	-	-	2,426

Financial liabilities:
Deposits	$629,934	$440,500	$-	$189,871	$630,371
Short-term borrowings	68,359	68,359	-	-	68,359
Other borrowings	9,437	-	-	9,512	9,512
Accrued interest payable	395	395	-	-	395